PARTNERSHIP CAPITAL - Additional Information (Details) $ / shares in Units, $ in Millions			3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 21, 2021 USD ($) $ / shares shares	Sep. 21, 2020 USD ($) $ / shares shares	Jun. 30, 2021 USD ($) shares	Jun. 30, 2020 USD ($) shares	Jun. 30, 2021 USD ($) day shares	Jun. 30, 2020 USD ($) shares	Dec. 31, 2020 USD ($) shares	Mar. 31, 2021 shares	Jul. 29, 2020 CAD ($) shares	Mar. 31, 2020 shares
Schedule of Partnership Units [Line Items]
Repurchase Of Equity | $						$ (5,000,000)
Proceeds from issuing shares | $			$ 3,000,000	$ 3,000,000	$ 6,000,000	5,000,000
Volume weighted average of trading price, number of trading days | day					5
Issue of equity | $			$ 3,000,000	3,000,000	$ 6,000,000
Brookfield Secondary Offering, Shares Issued									5,000,000
Exchangeable shares issued as a result of the Holding LP Distribution, Total										46,300,000
Limited Partners 1 [Member]
Schedule of Partnership Units [Line Items]
Repurchase Of Equity | $						(5,000,000)
Class A shares to Limited Partner Units, Conversion Ratio			1		1
Issue of equity | $			$ 3,000,000	3,000,000	$ 6,000,000
Non-controlling Interest - Class A Shares, equity [Member]
Schedule of Partnership Units [Line Items]
Class A shares to Limited Partner Units, Conversion Ratio			1		1
Preferred Unitholders Capital [Member]
Schedule of Partnership Units [Line Items]
Issued for cash					8,000,000.0		8,000,000.0
Issue of equity | $					$ 194,000,000		$ 195,000,000
Quarterly Fixed Distribution Rate					4.50%
Preferred Unitholders Capital [Member] | Series 14 Preferred Units | Major ordinary share transactions [member]
Schedule of Partnership Units [Line Items]
Issued for cash	8,000,000
Number of share issued, price per share | $ / shares	$ 25
Proceeds from issuing shares | $	$ 200,000,000
Quarterly Fixed Distribution Rate	5.00%
Share underwriting related cost | $	$ 6,000,000
Preferred Unitholders Capital [Member] | Series 13 Preferred Units
Schedule of Partnership Units [Line Items]
Issued for cash		8,000,000
Number of share issued, price per share | $ / shares		$ 25
Proceeds from issuing shares | $		$ 200,000,000
Quarterly Fixed Distribution Rate		5.125%
Share underwriting related cost | $		$ 5,000,000
Issued capital [member]
Schedule of Partnership Units [Line Items]
Brookfield Secondary Offering, Proceeds | $									$ 305
Issued capital [member] | Limited Partners 1 [Member]
Schedule of Partnership Units [Line Items]
Repurchase Of Equity | $						$ (5,000,000)
Issued for cash					100,000		200,000
Dividend reinvestment plan, unit issued (less than)					100,000	200,000
Dividend reinvestment plan, proceeds | $					$ 6,000,000	$ 5,000,000
Issue of equity | $			$ 3,000,000	$ 3,000,000	$ 6,000,000		$ 9,000,000
Class A Shares of BIPC conversion, shares					0		1,400,000
Class A Shares of BIPC conversion, value | $					$ 0		$ 19,000,000
Weighted average number of shares outstanding			295,500,000	294,700,000		294,100,000
Issued capital [member] | Non-controlling Interest - Exchange LP Units, equity [Member]
Schedule of Partnership Units [Line Items]
Exchange LP unit special distribution, value | $					$ 0
Exchange LP unit special distribution, shares					0		100,000
Exchange LP unit conversion, shares					0		(300,000)
Exchange LP unit conversion, value | $					$ 0		$ 3,000,000
Exchange LP unit conversion, value, rounded | $					$ (1,000,000)
Exchange LP unit conversion, shares, rounded					(100,000)
Issued capital [member] | Non-controlling Interest - Class A Shares, equity [Member]
Schedule of Partnership Units [Line Items]
Number Of Shares Issued1, non cash					0		46,300,000
Class A Shares of BIPC conversion, shares					0		1,400,000
Class A Shares of BIPC conversion, value | $					$ 0		$ 19,000,000
Exchangeable shares issued as a result of the Holding LP Distribution, Total										46,300,000
Units converted from Class A share of BIPC, value, rounded | $					$ (1,000,000)
Class A shares of BIPC conversion, shares, rounded					(100,000)
Issued capital [member] | Special General Partner
Schedule of Partnership Units [Line Items]
Issued for cash					0		0
Issue of equity | $					$ 0		$ 0
Class A Shares of BIPC conversion, shares					0		0
Class A Shares of BIPC conversion, value | $					$ 0		$ 0
Weighted average number of shares outstanding			1,600,000	1,600,000	1,600,000	1,600,000
Issued capital [member] | Non-controlling Interest - Redeemable Partnership Units [Member]
Schedule of Partnership Units [Line Items]
Issued for cash					0		0
Issue of equity | $					$ 0		$ 0
Weighted average number of shares outstanding				115,800,000	121,900,000	121,900,000
Bottom of range | Non-controlling Interest - Exchange LP Units, equity [Member]
Schedule of Partnership Units [Line Items]
Brookfield Infrastructure Corporation, Special Distribution, Exchange LP Units, Conversion Ratio								1
Top of range | Non-controlling Interest - Exchange LP Units, equity [Member]
Schedule of Partnership Units [Line Items]
Brookfield Infrastructure Corporation, Special Distribution, Exchange LP Units, Conversion Ratio								9